Operating Segment Information - Summary of Operating Segments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Revenues	₱ 210,953	₱ 204,362		₱ 192,186
Service revenues	201,832	195,344		184,680
Non-service revenues	9,121	9,018		7,506
Depreciation and amortization (Notes 9, 10 and 18)	58,441	98,631		52,072
Asset impairment	4,432	6,044		4,942
Interest income	1,016	653		655
Equity share in net earnings (losses) of associates and joint ventures	(2,806)	(3,304)		(1,101)
Financing costs – net	13,755	11,759		10,402
Continuing operations	9,612	2,774		7,478
Provision for (benefit from) income tax	9,612	2,697		7,459
Net income (loss) / Segment profit (loss)	26,824	10,735		26,676
Net income (loss) / Segment profit (loss) - Continuing operations	26,865	11,335		26,797
Net income (loss) / Segment profit (loss) - Discontinued operations	(41)	(600)	[1]	(121)	[1]
Operating assets	541,039	554,980		559,579
MIH Equity	50,308	51,546		53,364
Deferred income tax assets – net	18,172	17,636		13,385
TOTAL ASSETS	609,519	624,162		626,328
Operating liabilities	498,968	509,997		498,694
Deferred income tax liabilities	165	204		169
TOTAL LIABILITIES	499,133	510,201		498,863
Capital expenditures, including capitalized interest (Note 9)	85,083	96,810		88,983
External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	210,953	204,362		192,186
Service revenues	201,832	195,344		184,680
Non-service revenues	9,121	9,018		7,506
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	103,718	103,482		105,492
Service revenues	94,994	95,060		98,512
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	107,235	100,880		86,694
Service revenues	106,838	100,284		86,168
Non-service revenues	397	596		526
Operating Segments [Member] | Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	104,401	104,274		106,619
Service revenues				98,512
Non-service revenues				6,980
Depreciation and amortization (Notes 9, 10 and 18)	31,498	52,660		40,459
Asset impairment	648	1,173		1,241
Interest income	720	451		355
Financing costs – net	9,034	8,349		7,551
Provision for (benefit from) income tax	5,537	3,793		3,366
Net income (loss) / Segment profit (loss)	17,522	15,104		9,434
Net income (loss) / Segment profit (loss) - Continuing operations	17,522	15,104		9,434
Operating assets	291,140	310,549		299,513
MIH Equity	41	40		39
Deferred income tax assets – net	5,356	6,871		4,695
TOTAL ASSETS	296,537	317,460		304,247
Operating liabilities	233,237	246,170		213,219
Deferred income tax liabilities				0
TOTAL LIABILITIES	233,237	246,170		213,219
Capital expenditures, including capitalized interest (Note 9)	36,797	46,636		36,898
Operating Segments [Member] | Wireless [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	103,718	103,482		105,492
Service revenues	94,994	95,060
Non-service revenues	8,724	8,422
Operating Segments [Member] | Wireless [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	683	792		1,127
Service revenues	683	792		1,127
Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	120,734	127,810		115,992
Service revenues				86,168
Non-service revenues				526
Depreciation and amortization (Notes 9, 10 and 18)	36,855	55,707		22,042
Asset impairment	3,784	4,870		3,700
Interest income	324	202		274
Equity share in net earnings (losses) of associates and joint ventures	(595)	(253)		(103)
Financing costs – net	6,824	6,100		6,017
Provision for (benefit from) income tax	4,015	(1,102)		4,084
Net income (loss) / Segment profit (loss)	26,473	16,166		26,146
Net income (loss) / Segment profit (loss) - Continuing operations	26,514	16,766		26,267
Net income (loss) / Segment profit (loss) - Discontinued operations	(41)	600
Operating assets	260,220	257,976		285,083
MIH Equity	42,709	43,304		43,519
Deferred income tax assets – net	11,270	9,280		8,433
TOTAL ASSETS	314,199	310,560		337,035
Operating liabilities	279,660	272,489		293,162
Deferred income tax liabilities	165	204		169
TOTAL LIABILITIES	279,825	272,693		293,331
Capital expenditures, including capitalized interest (Note 9)	48,286	50,174		52,085
Operating Segments [Member] | Fixed Line [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	107,235	100,880		86,694
Service revenues	106,838	100,284
Non-service revenues	397	596
Operating Segments [Member] | Fixed Line [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	13,499	26,930		29,298
Service revenues	13,498	26,930		29,290
Non-service revenues	1			8
Operating Segments [Member] | Others [Member]
Disclosure Of Operating Segments [Line Items]
Asset impairment		1		1
Interest income	7	14		26
Equity share in net earnings (losses) of associates and joint ventures	(2,211)	(3,051)		1,204
Provision for (benefit from) income tax	1	(134)		(270)
Net income (loss) / Segment profit (loss)	(2,270)	2,669		(384)
Net income (loss) / Segment profit (loss) - Continuing operations	(2,270)	(2,669)		384
Operating assets	13,415	10,768		7,351
MIH Equity	7,558	8,202		9,806
Deferred income tax assets – net	53	(53)		(81)
TOTAL ASSETS	21,026	19,023		17,076
Operating liabilities	1,883	1,630		1,023
TOTAL LIABILITIES	1,883	1,630		1,023
Elimination of intersegment amounts [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(14,182)	(27,722)		(30,425)
Depreciation and amortization (Notes 9, 10 and 18)	(9,912)	(9,736)		(10,429)
Interest income	(35)	(14)
Financing costs – net	(2,103)	(2,690)		(3,166)
Provision for (benefit from) income tax	59	140		279
Net income (loss) / Segment profit (loss)	(14,901)	(17,866)		(9,288)
Net income (loss) / Segment profit (loss) - Continuing operations	(14,901)	(17,866)		(9,288)
Operating assets	(23,736)	(24,313)		(32,368)
Deferred income tax assets – net	1,493	1,432		338
TOTAL ASSETS	(22,243)	(22,881)		(32,030)
Operating liabilities	(15,812)	(10,292)		(8,710)
Deferred income tax liabilities				0
TOTAL LIABILITIES	(15,812)	(10,292)		(8,710)
Elimination of intersegment amounts [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(14,182)	(27,722)		(30,425)
Service revenues	(14,181)	₱ (27,722)		(30,417)
Non-service revenues	₱ (1)			₱ (8)

[1]

(1) To be comparable with 2023, certain amounts for the years ended December 31, 2022 and 2021 have been reclassified to reflect the discontinued
operations of certain ePLDT subsidiaries. See Note 2 – Summary of Material Accounting Policies – Discontinued Operations for further discussion.